Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Finance lease receivables of the Group as lessor
(a)	Finance lease receivables of the Group as lessor as of December 31, 2016 and 2017 are as follows:

	2016
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	760,468	73,129	687,339
1 ~ 5 years		1,182,066	72,813	1,109,253
Later than 5 years		20,172	16	20,156

	~~W~~	1,962,706	145,958	1,816,748

	2017
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	688,358	76,677	611,681
1 ~ 5 years		1,176,334	86,280	1,090,054
Later than 5 years		16,226	585	15,641

	~~W~~	1,880,918	163,542	1,717,376

The scheduled maturities of minimum lease payments of the Group as lessor
(b)	The scheduled maturities of minimum lease payments for operating leases of the Group as lessor as of December 31, 2016 and 2017 are as follows:

	Minimum lease payment
	2016		2017
Not later than 1 year	~~W~~	14,992	37,455
1 ~ 5 years		11,062	70,764
Over 5 years		—	12

	~~W~~	26,054	108,231

Future minimum lease payments under non-cancellable operating lease of the Group as lessee
(c)	Future minimum lease payments under non-cancellable operating lease of the Group as lessee as of December 31, 2016 and 2017 are as follows:

	Minimum lease payment
	2016		2017
Not later than 1 year	~~W~~	178,272	247,815
1 ~ 5 years		160,988	328,482
Later than 5 years		3,720	32,740

	~~W~~	342,980	609,037